Shareholders' Equity - Other capital reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [abstract]
Capital redemption reserve	$ 98	$ 98
Merger reserve	34,943	34,943
Share-based payments reserve	2,188,779	1,481,568
Other capital reserves	$ 2,223,820	$ 1,516,609